UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2003
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio     February 2, 2004
Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $42,455
List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion   Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs  Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------  -----  ------ ------
A. D. Midland                    Common   039483102      253    16600   x                      7180           9420
Anadarko Petroleum               Common   032511107     1139    22320   x                     11850          10470
Apollo Group                     Common   037604105      220     3240   x                      1470           1770
Avon Products, Inc.              Common   054303102     1419    21030   x                     11010          10020
BP PLC ADR                       Common   055622104      492     9969   x                      2090           7879
Baxter International             Common   071813109     1539    50420   x                     26340          24080
CNA Financial Corp.              Common   126117100     1029    42700   x                     22080          20620
Clear Channel Communications     Common   184502102      234     5000   x                      2310           2690
Concord EFS, Inc.                Common   206197105      173    11670   x                      5550           6120
Du Pont De Nemours               Common   263534109     1607    35010   x                     18310          16700
Electronic Data Systems          Common   285661104     1197    48790   x                     25390          23400
Exxon-Mobil                      Common   30231G102     1893    46178   x                     24240          21938
Federal Natl Mtg                 Common   313586109     1671    22260   x                     12290           9970
Fifth Third Bancorp              Common   316773100      200     3391   x                      3391
Fortune Brands, Inc.             Common   349631101      300     4200   x                      1990           2210
GlaxoSmithKline                  Common   37733w105     1790    38387   x                     20058          18329
Goodrich Corp.                   Common   382388106     1831    61670   x                     30230          31440
Harrah's Entertainment, Inc.     Common   413619107     1528    30700   x                     16030          14670
Intel Corp.                      Common   458140100     1186    37000   x                     20350          16650
Lowes Companies                  Common   548661107      273     4930   x                      2270           2660
MBIA Inc.                        Common   55262C100      239     4030   x                      1760           2270
Nokia Corp.                      Common   654902204      191    11252   x                      5352           5900
Pactiv Corp.                     Common   695257105     1617    67670   x                     37840          29830
Pfizer                           Common   717081103      235     6645   x                      3070           3575
Procter & Gamble                 Common   742718109      270     2700   x                       500           2200
Progressive Corp.                Common   743315103      278     3320   x                      1530           1790
Servicemaster                    Common   81760N109     1499   128680   x                     66580          62100
Sherwin Williams                 Common   824348106     1544    44450   x                     23470          20980
Symantec                         Common   871503108     2130    61730   x                     34010          27720
Sysco Corp.                      Common   871829107      276     7410   x                      3570           3840
Tyco International Ltd.          Common   902124106     2101    79270   x                     42610          36660
U.S. Bancorp                     Common   902973304     1928    64741   x                     35510          29231
United Healthcare                Common   91324P102     1482    25480   x                     13130          12350
Verizon Communications           Common   92343v104     1205    34344   x                     16884          17460
Wachovia Corp.                   Common   929903102     1767    37935   x                     20315          17620
Washington Mutual                Common   939322103     1716    42765   x                     22770          19995
Yum! Brands, Inc.                Common   988498101     1767    51360   x                     27750          23610
iShares 1-3 Yr. Treas.           Common   464287457      478     5802   x                                     5802
iShares 7-10 Yr. Treas.          Common   464287440      286     3377   x                                     3377
iShares S&P 500                  Common   464287200      381     3426   x                      1650           1776
iShares Russell 1000 Value       Common   464287598     1092    18700   x                      9800           8900